ETFMG Alternative Harvest ETF
Schedule of Investments
June 30, 2023 (Unaudited)
		Shares	Value
COMMON STOCKS - 44.5%
Australia - 1.1%
Pharmaceuticals - 1.1%
Incannex Healthcare, Ltd. (a)		35,249,133	$2,348,126

Canada - 19.8%
Food Products - 0.2%
Village Farms International, Inc. (a)(b)		764,866	458,002
Pharmaceuticals - 19.6% (g)
Aurora Cannabis, Inc. (a)(b)		11,387,399	6,087,704
Canopy Growth Corp. (a)(b)		10,997,663	4,265,993
Charlottes Web Holdings, Inc. (a)(b)		2,858,156	496,226
Cronos Group, Inc. (a)(b)		6,493,875	12,792,934
High Tide, Inc. (a)(b)		2,202,357	2,759,700
Organigram Holdings, Inc. (a)(b)		8,086,021	3,153,548
SNDL, Inc. (a)(b)		8,424,048	11,540,946
Total Pharmaceuticals			41,097,051
Total Canada			41,555,053

Denmark - 0.9%
Tobacco - 0.9%
Scandinavian Tobacco Group AS (h)		117,001	1,946,159

Ireland - 1.0%
Pharmaceuticals - 1.0% (g)
Jazz Pharmaceuticals PLC (a)		16,081	1,993,562

Israel - 0.8%
Pharmaceuticals - 0.8% (g)
Intercure, Ltd. (a)		946,529	1,609,099

Mexico - 0.0% (d)
Construction & Engineering - 0.0% (d)
Empresas ICA SAB de CV (a)(c)		155,893	–

United Kingdom - 2.0%
Tobacco - 2.0%
British American Tobacco PLC		62,446	2,068,316
Imperial Brands PLC		92,343	2,038,841
Total Tobacco			4,107,157

United States - 18.9%
Chemicals - 2.0%
Mativ Holdings, Inc.		133,229	2,014,422
Scotts Miracle-Gro Co. (b)		34,386	2,155,658
Total Chemicals			4,170,080
Machinery - 0.5%
Hydrofarm Holdings Group, Inc. (a)(b)		1,290,317	1,009,028
Pharmaceuticals - 5.9% (g)
Tilray Brands, Inc. (a)(b)		7,980,211	12,449,129
Real Estate Investment Trusts (REITs) - 4.6%
AFC Gamma, Inc. (b)		131,500	1,637,175
Chicago Atlantic Real Estate Finance, Inc. (b)		453,172	6,865,556
Innovative Industrial Properties, Inc. (b)		16,979	1,239,637
Total Real Estate Investment Trusts (REITs)			9,742,368
Software - 1.0%
WM Technology, Inc. (a)(b)		2,444,030	2,046,875
Specialty Retail - 0.4%
GrowGeneration Corp. (a)		240,167	816,568
Tobacco - 4.5%
22nd Century Group, Inc. (a)(b)		828,022	316,884
Altria Group, Inc.		47,741	2,162,667
Philip Morris International, Inc.		23,322	2,276,694
Turning Point Brands, Inc.		98,525	2,365,585
Vector Group, Ltd.		179,183	2,295,334
Total Tobacco			9,417,164
Total United States			39,651,212
TOTAL COMMON STOCKS (Cost $310,799,906)			93,210,368

EXCHANGE TRADED FUNDS - 54.9%
ETFMG U.S. Alternative Harvest ETF (b)(f)		77,714,436	115,017,365
TOTAL EXCHANGE TRADED FUNDS (Cost $162,546,986)			115,017,365

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 30.5%
ETFMG Sit Ultra Short ETF (f)		425,000	20,608,250
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (e)		43,319,288	43,319,288
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $64,462,140)			63,927,538

SHORT-TERM INVESTMENTS - 0.9%
First American Government Obligations Fund - Class X, 5.01% (e)		1,846,403	1,846,403
TOTAL SHORT-TERM INVESTMENTS (Cost $1,846,403)			1,846,403

Total Investments (Cost $539,655,435) - 130.8%			274,001,674
Liabilities in Excess of Other Assets - (30.8)%			(64,510,930)
TOTAL NET ASSETS - 100.0%			$209,490,744

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at June 30, 2023.
(c)			Value determined using significant unobservable inputs. The value of these securities total $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.
(d)	Amount is less than 0.05%.
(e)			The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2023 is set forth below.
(g)			As of June 30, 2023, the Fund had a significant portion of its assets invested in the Pharmaceutical industry.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transitions exempt from registration to qualified institutional investors. At June 30, 2023, the market value of these securities total $1,946,159; which represents 0.9% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2023	Ending Shares
ETFMG Sit Ultra Short ETF	28,845,000	-	(8,462,317)	(243,629)	469,195	-	20,608,250	425,000
ETFMG US Alternative Harvest ETF	83,831,447	95,589,857	(26,662,160)	(16,234,629)	(21,507,150)	-	115,017,365	77,714,436
	$ 112,676,447	$ 95,589,857	$ (35,124,477)	$ (16,478,257)	$ (21,037,955)	$ -	$ 135,625,615	78,139,436

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

MJ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$93,210,368	$-	$-	(1)	$93,210,368
Short-Term Investments	1,846,403	-	-		1,846,403
ETFMG Sit Ultra Short ETF**	20,608,250	-	-		20,608,250
ETFMG U.S. Alternative Harvest ETF	115,017,365	-	-		115,017,365
Investments Purchased with Securities Lending Collateral*	-	-	-		43,319,288
Total Investments in Securities	$230,682,386	$-	$-		$274,001,674

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.